Equity transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
11.           Equity transactions

2013 Additional Capital Raise and Consulting Agreements

The continuation of the Company’s business is dependent upon raising additional capital.  The Company has engaged financial advisors to identify the opportunities for a capital raise to fund the Company's dermaPACE clinical work and provide working capital. On February 25, 2013, the Company issued to a consultant 2,000,000 warrants to purchase the Company’s common stock at $0.35 per share.  The five year warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 1, 2013 (see Note 12).

In February 2013, the Company entered into a consulting agreement with a consultant to assist the Company with its strategy for raising additional capital for which a portion of the fee for the services performed is common stock and warrants. The Company issued 100,000 shares of common stock under this agreement in February 2013. The fair value of the common stock of $35,000, based upon the closing market price of the Company’s common stock at the date the common stock was issued, was recorded as consulting expense for the three months ended March 31, 2013.   In addition, the Company will issue to the consultant 1,000,000 warrants to purchase common stock at an exercise price of $0.35 per share with a term of five years upon consummation by the Company of an qualified offering (as defined in the consulting agreement) resulting in gross proceeds to the Company of no less than $4,000,000 (see Note 12).  In February 2013, the Company entered into two consulting agreements for which a portion of the fee for the services performed is paid with common stock. The Company issued 246,000 shares of common stock under these agreements through March 31, 2013.  The fair value of the common stock of $151,200, which was based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as consulting expense for the three months ended March 31, 2013.

 (11)        Equity Transactions

Private placement and note exchange

On April 8, 2011, the Company completed a private placement to 28 institutional and individual “accredited investors” (as that term is defined in the Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”)) of 2,804,593 shares of common stock of the Company at a purchase price of $3.25 per share, for gross proceeds of $9,114,927. The net proceeds received by the Company were $8,467,121, net of offering costs of $647,806. As part of the private placement, the investors were issued five-year warrants to purchase up to 2,804,593 shares of common stock at an exercise price of $4.00 per share.  In addition, the placement agent for the private placement was issued a five-year warrant to purchase 93,080 shares of common stock at an exercise price of $4.00 per share.  The warrants vested upon issuance and expire after five years.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement if a registration statement covering the shares of common stock underlying such warrants is not effective. The Company filed a registration statement with respect to the resale of the shares of common stock sold to the investors and shares of common stock issuable upon exercise ofthe warrants with the SEC and kept the registration statement effective until all registrable securities were sold or may be sold pursuant to Rule 144 under the Securities Act.  The registration statement is no longer effective as the shares have been held for over one year and the Company believes that the shares may be sold pursuant to Rule 144 under the Securities Act.

On April 4, 2011, Prides Capital Fund I, LP and NightWatch Capital Partners II, LP (the “Noteholders”), holders of certain notes payable (the “Notes”) and related parties of the Company, exchanged the unpaid principal and interest balance of the Notes, which totaled $4,413,908, in consideration for the issuance of 1,358,126 shares of common stock.  In connection with this transaction, the Company issued to the Noteholders warrants to purchase an aggregate of 679,064 shares of common stock at an exercise price of $4.00 per share.  Each warrant represents the right to purchase one share of common stock.  The warrants vested upon issuance and expire after five years.  In accordance with ASC 470, “Debt”, in April 2011, the Company recorded a loss from extinguishment of debt of $1,318,781, which was the difference between the estimated fair value of the common stock and warrants on the date of exchange of $9,330,326 and the fair value of the Notes (assuming the conversion feature was exercised by the Noteholders) of $8,011,545.

Unit options

During the year ended December 31, 2010, the Company sold “Units” to select accredited investors which consisted of: (i) one share of common stock; (ii) a two-year common stock purchase warrant (the “Class D Warrant”) to purchase one share of common stock, at an exercise price of $2.00; and (iii) an option (the “Option”), which, as amended, expired on January 31, 2011, to purchase the same number of Units as granted pursuant to this transaction, at the purchase price of $2.00 per Unit.

Between January 1 and January 31, 2011, Option holders exercised 1,950,167 Options for total gross proceeds of $3,900,334 to the Company.  In connection with the exercise of Options in January 2011, the Company issued 1,950,167 shares of common stock and 1,950,167 Class D Warrants.  The Option holders included the chairman of the board of directors of the Company who exercised 545,252 Options and the brother of a member of the board of directors of the Company who exercised 686,252 Options. The 132,500 Options that remained unexercised at January 31, 2011 expired by their terms.

Preferred stock

The Company’s preferred stock may have such rights, preferences and designations and may be issued in such series as determined by the board of directors.  No shares were issued and outstanding at December 31, 2012 and 2011.